SHARE-BASED COMPENSATION (Details) - USD ($) $ in Thousands			12 Months Ended
	May 12, 2023	Jun. 15, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award
Share-based Compensation.			$ 7,217	$ 7,010	$ 7,770
Performance Share Based Compensation Expense			1,800	2,700	2,300
Share Based Payment Cash Received from Stock Option Exercises			100		$ 0
Total unrecognized compensation expense related to non-vested share options			6,200
Unrecognized compensation expense related to non-vested share options			$ 5,500
Unrecognized compensation cost is expected to be recognized over a weighted-average period (in years)			2 years
Unrecognized compensation cost expected to be recognized over a weighted-average period related to non-probable performance condition options			$ 700
Maximum
Share-based Compensation Arrangement by Share-based Payment Award
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Granted Expire Terms			4 years
Long Term Incentive Plan 2011
Share-based Compensation Arrangement by Share-based Payment Award
Granted shares of common stock	3,927,859
Estimated share-based compensation expense	$ 3,500
Share-Based Payment Arrangement, Expense	2,300
Recognized through the remaining vesting period of each of the original unvested awards	$ 1,200
Long Term Incentive Plan 2021
Share-based Compensation Arrangement by Share-based Payment Award
Shares available for grants		2,000,000	95,732
Long Term Incentive Plan 2021 | Time Based Stock Options
Share-based Compensation Arrangement by Share-based Payment Award
Granted shares of common stock		400,000
Long Term Incentive Plan 2021 | Performance Based Option
Share-based Compensation Arrangement by Share-based Payment Award
Granted shares of common stock		400,000